RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
General Administrative Expenses [Line Items]
General and administrative expenses	$ 158,036	$ 84,238
Series 15 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	54,781	16,661
Series 16 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	20,888	19,172
Series 17 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	18,132	16,854
Series 18 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	17,567	15,862
Series 19 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 46,668	$ 15,689